EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	38,928,757		37,538,531	34,000,896		30,569,215
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	955,865,196	955,311,717	955,142,841	957,482,297	956,988,539	958,773,120
Unexercised options and other share-based plans (in shares)	47,354,351		42,086,712
Total diluted shares (in shares)	1,003,219,547		997,229,553
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	955,780,076		955,057,721
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120